RISK MANAGEMENT - Loans recorded at amortized cost (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	251,981,889	236,970,165
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	190,129,486	176,168,055
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	110,756,010	102,145,802
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	704,260	392,585
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	110,051,750	101,753,217
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	57,810,307	55,692,165
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	21,562,412	18,106,219
Microcredit [member]
Disclosure of financial assets [line items]
Sale of portfolio	236,805
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	757	223,869
Gross carrying amount [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	200,136,125	186,203,770	$ 188,313,361	$ 231,573,437
Gross carrying amount [member] | Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	116,119,698	107,440,424
Gross carrying amount [member] | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	705,055	392,607	5,967,743	3,218,433
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	115,414,643	107,047,817	104,775,099	122,027,804
Gross carrying amount [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	61,976,325	59,999,611	59,419,444	76,889,145
Gross carrying amount [member] | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	22,035,727	18,486,206	17,883,355	29,120,316
Gross carrying amount [member] | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	4,375	277,529	267,720	317,739
Accumulated depreciation, amortisation and impairment [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(10,006,639)	(10,035,715)
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(10,478,009)	(10,521,501)
Accumulated impairment [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(10,387,285)	(10,438,261)
Accumulated impairment [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(10,006,639)	(10,035,715)	(9,197,514)	(11,275,612)
Accumulated impairment [member] | Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(5,363,688)	(5,294,622)
Accumulated impairment [member] | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(795)	(22)	(1,444)	(2,386)
Accumulated impairment [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(5,362,893)	(5,294,600)	(5,492,746)	(5,854,745)
Accumulated impairment [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(4,166,018)	(4,307,446)	(3,311,912)	(4,581,004)
Accumulated impairment [member] | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(473,315)	(379,987)	(352,441)	(732,407)
Accumulated impairment [member] | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	$ (3,618)	$ (53,660)	$ (38,971)	$ (105,070)